SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Provision for Doubtful Accounts		$ 293,814	$ 0
Reversal for doubtful accounts receivable	$ 43,826
Provision for doubtful accounts receivable	0
Impairment loss	0	$ 105,818,351	$ 127,252,810
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 0
Description Of Emerging Growth Company	As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an "emerging growth company" ("EGC") pursuant to the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act").
Operating Leases, Future Minimum Payments Due	$ 21,120